Supplemental Cash Flow Disclosures - Summary of Reconciliation of Long Term Debt to Cash Flows Arising from Financing Activities (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 28, 2018
Supplemental Cash Flow Disclosure [Abstract]
Beginning balance	$ 7,000	$ 54,636
Proceeds from Note Agreement			$ 7,000
Proceeds from Credit Facilities	32,159	82,687
Repayment of credit facilities		(32,871)
Proceeds from term debt facility, net of costs		105,539
Proceeds from other debt instruments	8,546
Repayment of other debt instruments		(56,173)
Promissory note issued to repurchase shares	6,931
Debt acquired through acquisitions		33,618
Accretion		3,030
Amortization of debt issue costs		892
Extinguishment of debt issue costs		488
Reclassification to derivative liability		(13,933)
Ending balance	$ 54,636	$ 177,913	$ 7,000